UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	5/31/2014

Item 1. Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of May 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	99,112	$13,404,898

Airlines — 2.7%
American Airlines Group, Inc.*	202,717	8,141,115
United Continental Holdings, Inc.*	254,621	11,297,534

		19,438,649

Auto Components — 1.7%
Lear Corp.	133,827	11,783,467

Automobiles — 1.4%
General Motors Co.	286,418	9,904,334

Banks — 10.1%
Citigroup, Inc.	314,336	14,952,963
JPMorgan Chase & Co.	356,747	19,824,431
PNC Financial Services Group, Inc. (The)	174,641	14,891,638
Wells Fargo & Co.	434,200	22,048,676

		71,717,708

Biotechnology — 1.2%
Celgene Corp.*	57,369	8,779,178

Capital Markets — 4.0%
Goldman Sachs Group, Inc. (The)	92,453	14,774,914
Morgan Stanley	435,607	13,442,832

		28,217,746

Communications Equipment — 1.0%
JDS Uniphase Corp.*	635,860	6,975,384

Consumer Finance — 3.4%
Capital One Financial Corp.	111,668	8,809,489
Navient Corp.*	482,458	7,622,836
SLM Corp.	852,664	7,341,437

		23,773,762

Diversified Financial Services — 1.4%
Voya Financial, Inc.	285,152	10,208,442

Diversified Telecommunication Services — 4.1%
CenturyLink, Inc.(a)	296,463	11,167,761
Verizon Communications, Inc.	174,464	8,716,222
Vivendi SA (France)*	340,762	8,935,297

		28,819,280

Electronic Equipment, Instruments & Components — 2.6%
Flextronics International Ltd.*	1,832,001	18,631,450

Energy Equipment & Services — 2.1%
Halliburton Co.	227,020	14,674,573

Food Products — 3.9%
Bunge Ltd.	139,969	10,876,991
ConAgra Foods, Inc.	162,994	5,264,706
Mondelez International, Inc. (Class A Stock)	296,813	11,166,105

		27,307,802

Health Care Providers & Services — 5.0%
Cigna Corp.	116,366	10,447,340
Express Scripts Holding Co.*	203,226	14,524,562
HCA Holdings, Inc.*	196,693	10,422,762

		35,394,664

Hotels, Restaurants & Leisure — 4.2%
Carnival Corp.	364,331	14,584,170
Hyatt Hotels Corp. (Class A Stock)*	158,557	9,697,346
International Game Technology	464,189	5,825,572

		30,107,088

Independent Power & Renewable Electricity Producers — 1.8%
NRG Energy, Inc.	348,782	12,430,591

Industrial Conglomerates — 0.9%
Siemens AG, ADR (Germany)	48,457	6,440,904

Insurance — 4.0%
MetLife, Inc.	274,279	13,969,030
Travelers Cos., Inc. (The)	76,907	7,186,959
XL Group PLC (Ireland)	231,166	7,503,648

		28,659,637

Internet Software & Services — 1.8%
Google, Inc. (Class A Stock)*	11,533	6,592,840
Google, Inc. (Class C Stock)*	11,533	6,469,782

		13,062,622

Machinery — 1.9%
Caterpillar, Inc.	34,091	3,485,123
SPX Corp.	98,885	10,347,326

		13,832,449

Media — 4.2%
Comcast Corp. (Class A Stock)(a)	221,528	11,563,762
Liberty Global PLC (United Kingdom) (Class C Stock)*	419,364	17,948,779

		29,512,541

Metals & Mining — 1.7%
Goldcorp, Inc. (Canada)	506,653	11,840,481

Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	116,943	12,028,757
Denbury Resources, Inc.	592,033	9,999,437
EOG Resources, Inc.	68,393	7,235,979
Marathon Oil Corp.	367,092	13,457,593
Marathon Petroleum Corp.	91,564	8,184,906
Noble Energy, Inc.	195,776	14,109,576
Occidental Petroleum Corp.	103,250	10,292,993
Suncor Energy, Inc. (Canada)	323,899	12,479,829

		87,789,070

Personal Products — 1.1%
Avon Products, Inc.	553,945	7,915,874

Pharmaceuticals — 8.0%
Actavis PLC*(a)	46,570	9,851,418
Bayer AG (Germany), ADR	71,015	10,259,466
Merck & Co., Inc.	176,199	10,194,874
Mylan, Inc.*(a)	320,416	15,969,533
Teva Pharmaceutical Industries Ltd. (Israel), ADR	210,710	10,638,748

		56,914,039

Road & Rail — 3.4%
Hertz Global Holdings, Inc.*	569,203	16,802,873
Union Pacific Corp.	36,667	7,306,633

		24,109,506

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	545,447	11,012,575
Maxim Integrated Products, Inc.	211,937	7,258,842

		18,271,417

Software — 1.1%
Microsoft Corp.	183,811	7,525,222

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	11,617	7,353,561
EMC Corp.	311,872	8,283,320

		15,636,881

TOTAL LONG-TERM INVESTMENTS (cost $473,749,271)		693,079,659

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $53,531,940; includes $40,426,096 of cash collateral for securities on loan)(b)(c)	53,531,940	53,531,940

TOTAL INVESTMENTS — 105.4% (cost $527,281,211)(d)		746,611,599
Liabilities in excess of other assets — (5.4)%		(38,220,451)

NET ASSETS — 100.0%		$708,391,148

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,387,700; cash collateral of $40,426,096 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$531,755,684

Appreciation	225,048,113
Depreciation	(10,192,198)

Net Unrealized Appreciation	$214,855,915

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,404,898	$—	$—
Airlines	19,438,649	—	—
Auto Components	11,783,467	—	—
Automobiles	9,904,334	—	—
Banks	71,717,708	—	—
Biotechnology	8,779,178	—	—
Capital Markets	28,217,746	—	—
Communications Equipment	6,975,384	—	—
Consumer Finance	23,773,762	—	—
Diversified Financial Services	10,208,442	—	—
Diversified Telecommunication Services	19,883,983	8,935,297	—
Electronic Equipment, Instruments & Components	18,631,450	—	—
Energy Equipment & Services	14,674,573	—	—
Food Products	27,307,802	—	—
Health Care Providers & Services	35,394,664	—	—
Hotels, Restaurants & Leisure	30,107,088	—	—
Independent Power & Renewable Electricity Producers	12,430,591	—	—
Industrial Conglomerates	6,440,904	—	—
Insurance	28,659,637	—	—
Internet Software & Services	13,062,622	—	—
Machinery	13,832,449	—	—
Media	29,512,541	—	—
Metals & Mining	11,840,481	—	—
Oil, Gas & Consumable Fuels	87,789,070	—	—
Personal Products	7,915,874	—	—
Pharmaceuticals	56,914,039	—	—
Road & Rail	24,109,506	—	—
Semiconductors & Semiconductor Equipment	18,271,417	—	—
Software	7,525,222	—	—
Technology Hardware, Storage & Peripherals	15,636,881	—	—
Affiliated Money Market Mutual Fund	53,531,940	—	—

Total	$737,676,302	$8,935,297	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     July 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     July 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     July 18, 2014

*	Print the name and title of each signing officer under his or her signature.